Segment Information - Summary of Segment Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of operating segments [line items]
Sales revenue	¥ 20,428,802	¥ 16,907,725	¥ 14,552,696
Segment profit (loss)	1,381,977	780,769	871,232
Share of profit of investments accounted for using the equity method	110,817	117,445	202,512
Segment assets	29,774,150	24,670,067	23,973,153
Investments accounted for using the equity method	1,206,968	915,946	967,404
Depreciation and amortization	1,579,486	1,596,876	1,476,908
Capital expenditures	3,141,179	2,233,521	2,503,820
Impairment losses on non-financial assets	59,392	34,789	15,224
Provision (reversal) for credit and lease residual losses on receivables from financial services	50,057	27,018	9,282
External customers [member]
Disclosure of operating segments [line items]
Sales revenue	20,428,802	16,907,725	14,552,696
Intersegment [member]
Disclosure of operating segments [line items]
Sales revenue
Operating segments [member]
Disclosure of operating segments [line items]
Sales revenue	20,685,796	17,123,276	14,790,927
Segment profit (loss)	1,381,977	780,769	871,232
Share of profit of investments accounted for using the equity method	110,817	117,445	202,512
Segment assets	28,441,388	23,340,223	22,806,359
Investments accounted for using the equity method	1,206,968	915,946	967,404
Depreciation and amortization	1,579,486	1,596,876	1,476,908
Capital expenditures	3,141,179	2,233,521	2,503,820
Impairment losses on non-financial assets	59,392	34,789	15,224
Provision (reversal) for credit and lease residual losses on receivables from financial services	50,057	27,018	9,282
Operating segments [member] | External customers [member]
Disclosure of operating segments [line items]
Sales revenue	20,428,802	16,907,725	14,552,696
Operating segments [member] | Intersegment [member]
Disclosure of operating segments [line items]
Sales revenue	256,994	215,551	238,231
Operating segments [member] | Motorcycle business [member]
Disclosure of operating segments [line items]
Sales revenue	3,220,168	2,908,983	2,185,253
Segment profit (loss)	556,232	488,709	311,492
Share of profit of investments accounted for using the equity method	53,843	49,119	33,510
Segment assets	2,047,270	1,580,521	1,448,926
Investments accounted for using the equity method	119,598	110,665	104,535
Depreciation and amortization	72,590	65,746	65,423
Capital expenditures	74,006	59,101	49,203
Impairment losses on non-financial assets	33	4,662	(23)
Provision (reversal) for credit and lease residual losses on receivables from financial services
Operating segments [member] | Motorcycle business [member] | External customers [member]
Disclosure of operating segments [line items]
Sales revenue	3,220,168	2,908,983	2,185,253
Operating segments [member] | Motorcycle business [member] | Intersegment [member]
Disclosure of operating segments [line items]
Sales revenue
Operating segments [member] | Automobile business [member]
Disclosure of operating segments [line items]
Sales revenue	13,791,515	10,781,717	9,360,593
Segment profit (loss)	560,649	(16,629)	236,207
Share of profit of investments accounted for using the equity method	55,392	66,973	168,415
Segment assets	11,690,446	10,082,519	9,563,553
Investments accounted for using the equity method	1,076,481	795,973	855,309
Depreciation and amortization	655,250	600,617	510,755
Capital expenditures	598,475	613,351	410,169
Impairment losses on non-financial assets	44,652	24,777	13,097
Provision (reversal) for credit and lease residual losses on receivables from financial services
Operating segments [member] | Automobile business [member] | External customers [member]
Disclosure of operating segments [line items]
Sales revenue	13,567,565	10,593,519	9,147,498
Operating segments [member] | Automobile business [member] | Intersegment [member]
Disclosure of operating segments [line items]
Sales revenue	223,950	188,198	213,095
Operating segments [member] | Financial services business [member]
Disclosure of operating segments [line items]
Sales revenue	3,251,784	2,956,144	2,823,323
Segment profit (loss)	273,978	285,857	333,032
Share of profit of investments accounted for using the equity method
Segment assets	14,118,371	11,197,017	11,318,756
Investments accounted for using the equity method
Depreciation and amortization	834,246	908,942	883,712
Capital expenditures	2,451,930	1,546,683	2,028,700
Impairment losses on non-financial assets	14,646	5,259	1,874
Provision (reversal) for credit and lease residual losses on receivables from financial services	50,057	27,018	9,282
Operating segments [member] | Financial services business [member] | External customers [member]
Disclosure of operating segments [line items]
Sales revenue	3,248,808	2,954,098	2,820,667
Operating segments [member] | Financial services business [member] | Intersegment [member]
Disclosure of operating segments [line items]
Sales revenue	2,976	2,046	2,656
Operating segments [member] | Power products and other businesses [member]
Disclosure of operating segments [line items]
Sales revenue	422,329	476,432	421,758
Segment profit (loss)	(8,882)	22,832	(9,499)
Share of profit of investments accounted for using the equity method	1,582	1,353	587
Segment assets	585,301	480,166	475,124
Investments accounted for using the equity method	10,889	9,308	7,560
Depreciation and amortization	17,400	21,571	17,018
Capital expenditures	16,768	14,386	15,748
Impairment losses on non-financial assets	61	91	276
Provision (reversal) for credit and lease residual losses on receivables from financial services
Operating segments [member] | Power products and other businesses [member] | External customers [member]
Disclosure of operating segments [line items]
Sales revenue	392,261	451,125	399,278
Operating segments [member] | Power products and other businesses [member] | Intersegment [member]
Disclosure of operating segments [line items]
Sales revenue	30,068	25,307	22,480
Reconciling items [member]
Disclosure of operating segments [line items]
Sales revenue	(256,994)	(215,551)	(238,231)
Segment profit (loss)
Share of profit of investments accounted for using the equity method
Segment assets	1,332,762	1,329,844	1,166,794
Investments accounted for using the equity method
Depreciation and amortization
Capital expenditures
Impairment losses on non-financial assets
Provision (reversal) for credit and lease residual losses on receivables from financial services
Reconciling items [member] | External customers [member]
Disclosure of operating segments [line items]
Sales revenue
Reconciling items [member] | Intersegment [member]
Disclosure of operating segments [line items]
Sales revenue	¥ (256,994)	¥ (215,551)	¥ (238,231)